INVESTMENTS IN SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of Financial Statement of Subsidiaries
The consolidated financial statements include the financial statements of the following Subsidiaries:

Subsidiary	Location	Jurisdiction of Organization	Company's Ownership Interest and Voting Rights
			December 31,
			2 0 1 9	2 0 1 8

Euro European Dairies Ltd. (Former: "Gold-Frost Ltd")	Israel	Israel	100.0%	100.0%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	Israel	100.0%	99.0%
W.Capital Ltd.	Israel	Israel	100.0%	100.0%